Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222714 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000222714 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000222714 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222714 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222714 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222714 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222714 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222714 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222714 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222714 | T. Rowe Price Small-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222714 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000222714 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000222714 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222714 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222714 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222715 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000222715 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000222715 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222715 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222715 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222715 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222715 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222715 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222715 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222715 | T. Rowe Price Small-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222715 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000222715 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000222715 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222715 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222715 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%